Acquisition - Summary of Pro Forma Financial Information (Detail) - iSheriff [Member] - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Revenue	$ 48,567	$ 37,423	$ 135,168	$ 105,727
Net loss	$ (3,359)	$ (2,320)	$ (4,564)	$ (5,520)
Basic and diluted net loss per share	$ (0.06)	$ (0.05)	$ (0.08)	$ (0.15)
Weighted average number of ordinary shares used in computing basic and diluted net loss per share	54,949	42,514	54,625	36,409